Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0001649373
Registrant Name	SANTANDER UK GROUP HOLDINGS PLC
Registration File Number	333-280673
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES